STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)																		1 Months Ended															3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2024	Feb. 09, 2024	Aug. 10, 2023	Jun. 08, 2023	Jun. 02, 2023	Feb. 03, 2023	Jan. 09, 2023	Dec. 15, 2022	Dec. 06, 2022	Jun. 02, 2022	Apr. 07, 2022	Apr. 05, 2022	Apr. 04, 2022	Apr. 02, 2022	Mar. 11, 2022	Jan. 10, 2022	Jan. 06, 2022	Aug. 17, 2023	Jun. 30, 2023	Mar. 22, 2023	Feb. 28, 2023	Oct. 19, 2022	Sep. 22, 2022	Aug. 30, 2022	Jun. 27, 2022	May 17, 2022	Apr. 28, 2022	Jan. 20, 2022	Jan. 19, 2022	Oct. 02, 2020	Jul. 07, 2020	Oct. 31, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 19, 2024	Jul. 11, 2024	May 29, 2024	Jun. 06, 2023	Dec. 08, 2022	Aug. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	May 31, 2020	May 13, 2020	May 12, 2020
Intrinsic value																																	$ 0		$ 0
intrinsic value, exercisable																																	0		0
Units, issued																																													228,530		180,000		73,867
Exercise price per share																																										$ 1.00
Stock-based compensation expense																																	27,954	$ 343,951	$ 100,168	$ 954,317	$ 1,490,903	$ 3,041,815
Minimum number of common stock shares issuable																																								2,000,000
Maximum number of common stock shares issuable																																								2,500,000
Option granted under the 2024 Plan description																																			Any option granted under the 2024 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000
Non-vested stock options 2024																																	26,053		$ 26,053		260,410
Non-vested stock options periods 2025																																	89,018		89,018		98,337
Non-vested stock options periods 2026																																	14,683		14,683		23,025
Non-vested stock options periods 2027																																	1,223		1,223		1,223
Total unrecognized compensation cost																																			131,273		383,292
Warrants, exercise price																																											$ 15.00
Non-vested stock options periods thereafter																																	$ 296		$ 296		$ 597
Purchase Warrants		108,912
Debt cancelled	$ 302,175	$ 289,882
weighted average remaining life																																			2 years 8 months 12 days		3 years 5 months 4 days
Common shares issued	104,274																																12,184,109		12,184,109		1,433,903	1,085,184	720,000		150,000	481,000
Description of warrants																						from 100,694 to 201,389 and reduced the exercise price from $30.00 to $14.70 due to anti-dilution provisions in these warrants		The exercise price was reduced to $30.00 from $75.00 and the number of warrants was increased from 100,806 to 163,136. We have recorded a deemed dividend for the change in value due to the anti-dilution adjustments and an increase to the carrying value of the warrants of $658,266 as a result of the trigger of the anti-dilution provisions
Warrant Liability																																	$ 431,245		$ 431,245		$ 504,000	$ 600,000
Warrant modification expense																																					96,000
Warrants for Service issued shares																																											2,000
Common shares issued to settle accrued liability																		92,222	38,804																			409,036
Debt discount																																			$ 177,072	$ 1,212,006	$ 1,346,280	$ 499,031
Options granted to purchase common stock (in Shares)			3,333	3,333	3,833		1,667	1,667	12,667	1,697	8,007	2,467	1,667	1,667	3,500	1,000	1,333			4,000			5,333	18,000	2,500	333	2,333	4,000	1,000
Options term			5 years	5 years	5 years		5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years			5 years			5 years	5 years	5 years	5 years	5 years	5 years	5 years
Exercise price (in Dollars per share)			$ 3.00	$ 4.05	$ 2.85		$ 6.75	$ 5.55	$ 7.05	$ 15.00	$ 30.45	$ 31.80	$ 31.80	$ 37.05		$ 36.00	$ 39.60			$ 3.30			$ 16.50	$ 19.65	$ 15.00	$ 16.05	$ 24.00	$ 36.00	$ 36.00
Risk free interest rate																														110.00%	10.00%
Description of vesting options			The options vest monthly through December 31, 2023	The options will vest quarterly over four years, with the first portion vesting on September 8, 2023	The options will vest quarterly over four years, with the first portion vesting on September 2, 2023		The options will vest quarterly over four years, with the first portion vesting on April 9, 2023	The options will vest monthly over one year	The options will vest quarterly over four years	The options will vest monthly over one year, with the first portion vesting on July 6, 2022	The options will vest quarterly over four years, with the first portion vesting on July 7, 2022	The options will vest quarterly over four years, with the first portion vesting on July 5, 2022	The options will vest quarterly over four years, with the first portion vesting on July 1, 2022	The options will vest quarterly over four years, with the first portion vesting on July 1, 2022. On April 5, 2022	The options will vest quarterly over four years, with the first portion vesting on June 11, 2022	The options vest quarterly over a four-year period	The options vested 50% at March 3, 2022 and 50% on April 3, 2022			The options vested immediately			The options will vest months over two years	The options vest immediately	The options will vest quarterly over four years with a one-year cliff, with the first portion vesting on June 27, 2023	The options vested immediately	The options will vest monthly over two months, with the first portion vesting on May 28, 2022	The options vest quarterly over a four-year period	The options vest quarterly over a four-year period
Common stock, shares authorized																																	200,000,000		200,000,000		6,666,667	6,666,667												250,000,000	31,250,000
Pre-Funded Warrants [Warrants]
Warrant Liability																						$ 600,000
Common Stock Purchase Warrants [Warrants]
Warrants, exercise price						$ 5.70
Deferred equity costs						$ 10,400
Stock options
Intrinsic value																																					$ 0	$ 0								$ 53,670
intrinsic value, exercisable																																					$ 0
Options granted to purchase common stock (in Shares)												3,833												36,667		1,500
Options term												5 years												5 years		5 years
Exercise price (in Dollars per share)																								$ 19.65		$ 16.05
Description of vesting options																								The options will vest months over two years		The options will vest quarterly over four years with a one-year cliff, with the first portion vesting on May 17, 2023
Minimum [Member]
weighted average remaining life																																					3 months 21 days	2 years 6 months
Expected volatility																																					122.00%	132.00%
Exercise price (in Dollars per share)															$ 43.05
Risk free interest rate																																					3.76%	1.15%
Common stock, shares authorized																																					6,666,667												31,250,000
Minimum [Member] | Warrants [Warrants]
Warrants, exercise price																						$ 14.70
Excercise reduce price																																												$ 14.97
Risk free interest rate																								3.04%
Maximum [Member]
weighted average remaining life																																					5 years	4 years
Expected volatility																																					175.00%	195.00%
Exercise price (in Dollars per share)															$ 44.25
Risk free interest rate																																					4.95%	4.12%
Common stock, shares authorized																																																	250,000,000
Maximum [Member] | Warrants [Warrants]
Warrants, exercise price																						30.00
Excercise reduce price																																												30.00
Risk free interest rate																								3.27%
Warrants One [Member]
Warrants, exercise price																						$ 30.00																						$ 30.00
Common shares issued																	7,515					47,103
Carriying value of warrants																						$ 1,262,947
Warrants Granted																	7,515																											100,694
Total debt proceeds																								$ 1,032,842
Warrants issued																						41,520
Additional Warrants exercisable																						5,581
Repurchase of warrants																						$ 703,125
Expected life (in years)																								5 years
Expected volatility																								175.47%
Warrnats liability																						$ 600,000
Cash fee																						1.25%
Debt discount																						$ 103,125
Cavalry Fund I LP [Member]
Warrants, exercise price						$ 5.70
Carriying value of warrants						$ 503,643
Investor [Member]
Exercise price per share																					$ 5.70
Exercise price per share value																		$ 92,222
Common shares issued to settle accrued liability																		92,222	38,804		54,768
Proceeds from warrants issued																					$ 315,178
Cashless exercised of warrants																			39,196
Calvary [Member]
Purchase Warrants		104,274
2017 Equity Incentive Plan [Member]
Units, issued																																12,667
Option granted, description																																Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2017 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant
Terms of grants, description																																The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant
Number of shares authorized by the plan (in Shares)																																29,305																87,200
2017 Equity Incentive Plan [Member] | Stocks Option [Member]
Option granted, description																																Any option granted under the 2021 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2021 Plan is determined by the Board at the time of grant but must be at least equal to fair market value on the date of grant
Common stock, shares authorized																																																	45,707
August 17 2023 [Member] | Securities Purchase Agreement [Member]
Description of purchase shares of Common Stock																		purchase up to an aggregate of 92,222 shares of Common Stock and accompanying 222,222 shares of warrants (the “2023 Warrants) to purchase up to an aggregate of 222,222 shares of Common Stock
Warrants for Service issued shares																		92,222